SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Disclosure of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
a)    Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2018, except as noted below in Note 2(b).
The consolidated financial statements should be read in conjunction with the most recently issued Annual Report of the company which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s significant accounting policies were presented as Note 2 to the Consolidated Financial Statements for the fiscal year ended December 31, 2018 that were included in that report.
The consolidated financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The consolidated financial statements were authorized for issuance by the Board of Directors of the company on August 7, 2019.
b)    Adoption of Accounting Standards
The company has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2019. The new standards were applied as follows:
i.    Leases
The company adopted IFRS 16 Leases (“IFRS 16”) effective January 1, 2019. IFRS 16 gives prescriptive guidance on the recognition, measurement, presentation and disclosure of leases. This standard supersedes IAS 17 Leases and related interpretations. The company adopted the standard using a modified retrospective approach, whereby any transitional impact is recorded in equity as at January 1, 2019 and comparative periods are not restated. Please refer to the Transition Impact below for more information.
Under IFRS 16, the company must assess whether a contract is, or contains, a lease at inception of the contract. A contract is, or contains, a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control exists if a customer can make the important decisions governing the use of an asset specified in a contract similar to decisions made over assets owned by the business. The company accounts for each lease component of a contract separately under this standard. Non-lease components are accounted for under the relevant IFRS standard.
For lessors, a lease shall be classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, a lessor shall recognize a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases shall be recognized into income on a straight-line or other systematic basis.
For lessees, the distinction between operating and finance leases is eliminated. The company recognizes a ROU asset and lease liability at the lease commencement date. The ROU asset is initially measured based on the calculated lease liability plus initial direct costs incurred by the lessee, estimates to dismantle and restore the underlying asset at the end of the lease term and lease payments made net of incentives received at or before the lease commencement. It is classified as either investment property, PP&E, or inventory depending on the nature of the asset and is subsequently accounted for consistently with owned assets within the respective asset classes with the exception of PP&E. Unlike most of the company’s owned assets within PP&E, lease assets classified within PP&E are subsequently measured applying the cost method rather than the revaluation method. The ROU asset is depreciated applying a straight-line method or other systematic basis over the shorter of the useful life of the underlying asset or the term of the lease. Lease contracts often include an option to extend the term of the lease and such extensions are factored into the lease term if the company is reasonably certain to exercise that option. ROU assets are tested for impairment in accordance with IAS 36 Impairment of Assets. Refer to Note 2 in the December 31, 2018 Annual Report for additional details of our accounting policies governing investment property, PP&E and inventory.
The lease liability recognized at the commencement of the lease is initially measured at the present value of future lease payments not paid as at the commencement date, discounted using the interest rate implicit in the lease, or the lessee’s incremental borrowing rate if the implicit rate cannot be readily determined. Lease liabilities are subsequently measured at amortized cost by applying the effective interest method. Lease liabilities are remeasured if there is reassessment of the timing or amount of future lease payments arising from a change in an index or rate, revisions to estimates of the lease term or residual value guarantee, or a change in the assessment of an option to purchase the underlying asset. Such remeasurements of the lease liability are generally recognized as an adjustment to the ROU asset unless further reduction in the measurement of the lease liability would reduce a ROU asset below zero in which case it is recorded in the Consolidated Statements of Operations.
We are applying certain practical expedients as permitted by the standard; specifically we have elected to apply practical expedients associated with short-term and low value leases that allow the company to record operating expenses on such leases on a straight-line basis without having to capitalize the lease arrangement. In addition, as required by the standard, variable lease payments that are not dependent on an index or rate are expensed as incurred.
We have also applied a number of critical judgments in applying this standard, including: i) identifying whether a contract (or part of a contract) includes a lease; ii) determining whether it is reasonably certain that lease extension or termination options will be exercised in determining the lease term; and iii) determining whether variable payments are in-substance fixed. Critical estimates used in the application of IFRS 16 include estimating the lease term and determining the appropriate rate to discount the lease payments.
Transition Impact
The company adopted IFRS 16 using the modified retrospective approach, whereby any transitional impact is recorded in equity as at January 1, 2019, and comparative periods are not restated and comply with the legacy IAS 17 Leases and related standards.
The company has measured the opening ROU assets at an amount equal to the corresponding lease liabilities, adjusted by any prepaid or accrued lease payments relating to that lease recognized prior to the adoption. In addition, the company has applied certain transition expedients as permitted by the standard, including the application of a single discount rate to a portfolio of leases with reasonably similar characteristics, adjusting the ROU assets by the amount of any provision for onerous leases recognized under IAS 37 and accounting for leases with remaining terms of less than 12 months as of January 1, 2019, regardless of the full life of the lease, as short-term leases. There are no adjustments to opening equity.
The difference between the operating lease commitments disclosed applying IAS 17 as at December 31, 2018 and the amount recorded as a transition adjustment relates primarily to the impact of discounting the future lease payments to their present value using incremental borrowing rates, short-term and low-value leases which are expensed as incurred, adjustments as a result of different treatment for extension and termination options and variable lease payments relating to changes in indices or rates. The weighted average incremental borrowing rate as at January 1, 2019 used to measure lease liabilities is approximately 5%.
The impact of adopting IFRS 16 on our balance sheet is as follows:

(MILLIONS)	Balance at Dec. 31, 2018	IFRS 16 Adjustments	Balance at Jan. 1, 2019
Assets
Inventory	$6,989	$22	$7,011
Investment properties	84,309	928	85,237
Property, plant and equipment	67,294	3,416	70,710
Other assets	97,689	—	97,689
Total assets	$256,281	$4,366	$260,647

Liabilities
Accounts payable and other	$23,989	$4,366	$28,355
Other liabilities	135,142	—	135,142
Total liabilities	159,131	4,366	163,497

Equity
Preferred equity	4,168	—	4,168
Non-controlling interests	67,335	—	67,335
Common equity	25,647	—	25,647
Total equity	97,150	—	97,150
Total liabilities and equity	$256,281	$4,366	$260,647

The company recognized ROU assets and lease liabilities of approximately $4.4 billion as at January 1, 2019. The changes relate primarily to:

•	investment property ground leases of $928 million on certain buildings classified as investment properties within our Real Estate segment; and

•
leases of ROU property, plant and equipment of $3.4 billion across our operating segments, including wind farm ground leases in our renewable power operations, ports in our infrastructure operations, hospitality assets in our real estate operations, fuel tanks and other equipment leases in certain of our private equity operations as well as various corporate office leases.

Included in our interest expense for the three months ended June 30, 2019 was $51 million related to interest on lease liabilities. We also reported depreciation of $117 million on our ROU assets as well as $89 million of fair value gains on ROU investment properties.
Included in our interest expense the six months ended June 30, 2019 was $102 million related to interest on lease liabilities. We also reported depreciation of $219 million on our ROU assets as well as $85 million of fair value gains on ROU investment properties.
ii.    Uncertainty Over Income Tax Treatments
In June 2017, the IASB published IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”), effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation has been applied on a modified retrospective basis without restatement of comparative information. There was no material impact on the company’s consolidated financial statements during the second quarter of 2019.
iii.    Business Combinations
In October 2018, the IASB issued an amendment to IFRS 3 Business Combinations (“IFRS 3”), effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendment clarifies that a business must include, at minimum, an input and a substantive process that together contribute to the ability to create outputs, and assists companies in determining whether an acquisition is a business combination or an acquisition of a group of assets by providing supplemental guidance for assessing whether an acquired process is substantive. The company has decided to early adopt the amendments to IFRS 3 effective January 1, 2019 and shall apply the amended standard in assessing business combinations on a prospective basis. For acquisitions that are determined to be acquisitions of assets as opposed to business combinations, the company allocates the transaction price to the individual identifiable assets acquired and liabilities assumed on the basis of their relative fair values, and no goodwill is recognized. Acquisitions that continue to meet the definition of a business combination are accounted for under the acquisition method, without any changes to the company’s accounting policy. There was no material impact on the company’s consolidated financial statements during the second quarter of 2019.